Business Development (Narrative) (Details) In Millions, except Share data, unless otherwise specified						0 Months Ended	12 Months Ended				1 Months Ended						0 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Kookmin Bank [Member]	Dec. 31, 2009 Kookmin Bank [Member]	Dec. 31, 2008 Kookmin Bank [Member]	Mar. 11, 2008 KB Investments and Securities Co., Ltd. [Member] KRW	Dec. 31, 2010 Khmer Union Bank [Member]	Dec. 29, 2010 Khmer Union Bank [Member] KRW	May 04, 2009 Khmer Union Bank [Member] KRW	Jun. 22, 2009 KB Life Insurance Co-Ltd [Member]	Feb. 28, 2010 JSC Bank CenterCredit [Member]	Jan. 31, 2010 JSC Bank CenterCredit [Member]	Dec. 31, 2010 JSC Bank CenterCredit [Member]	Dec. 31, 2008 JSC Bank CenterCredit [Member]	Aug. 31, 2008 JSC Bank CenterCredit [Member]	Dec. 31, 2008 KB Financial Group [Member]	Feb. 12, 2010 Powernet Technologies Co Ltd [Member]	Feb. 12, 2010 Powernet Technologies Co Ltd [Member] KRW
Number of shares acquired by Kookmin Bank						9,580,000			132,600						29,972,840	73,607,601
Common stock outstanding	343,028,989	343,028,989
Common shares of the holding company retained by wholly-owned subsidiary			43,322,704		47,407,671
Common shares issued	386,351,693	386,351,693
Number of shares of holding company disposed of by wholly-owned subsidiary				4,084,967	26,199,930
Value of shares acquired						267,554		2,141	9,969									76,392
Common stock, voting rights						95.8	53.19										92.64
Number of convertible preferred shares acquired											24,571,396	11,990,069
Additional number of shares acquired								37,602			3,886,574			14,163,836
Ownership interest										51.00%			41.93%
Purchase price of assets and liabilities																		76,392
Value of per share acquired																		2,122
Goodwill																		6,454